Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

June 14, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 124 to the Registration Statement on Form N-1A of DWS RREEF Real Estate Securities Income Fund (the “Fund”), a series of DWS Securities Trust (the “Trust”); (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 124 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). The Amendment is expected to become effective on August 28, 2013. No fees are required in connection with this filing.

This filing is being made to introduce a new series into the Trust: DWS RREEF Real Estate Securities Income Fund. The Fund will issue shares in four different classes: Class A, Class C, Institutional Class, and Class S. The enclosed filing contains the Fund’s statutory Prospectus and Statement of Additional Information.

Other than the sections directly relating to the foregoing, all of the disclosure in the Prospectus and Statement of Additional Information represent standard DWS disclosure that has been reviewed by the staff of the Commission.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director & Senior Counsel

cc:           Elizabeth Reza, Esq., Ropes